Trade and other receivables - Allowances (Details) - Trade and other receivables - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Movement in the allowance for doubtful debts and amounts impaired in respect of trade, refund and other receivables
Balance at the beginning of the year	₨ 194,302	₨ 121,839
Provisions accrued during the year	304,663	125,193
Amount written off during the year	(12,964)	(53,996)
Effect of movement in exchange rate	253	1,266
Balance at the end of the year	₨ 486,254	₨ 194,302